Provision for Income Taxes	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Provision for Income Taxes [Line Items]
PROVISION FOR INCOME TAXES

NOTE 15 — PROVISION FOR INCOME TAXES

A.     Basis of Taxation

United States:

On December 22, 2017, the U.S. Tax Cuts and Jobs Act, or the Act, was enacted, which significantly changed U.S. tax laws. The Act lowered the tax rate of the Company. The statutory federal income tax rate was 21% in 2020 and in the three months ended March 31, 2021 and 2022. As of March 31, 2022 the operating loss carry forward were $36,156, among which there was $5,115 expiring from 2025 through 2037, and the remaining $31,041 has no expiration date.

Israel:

The Company’s Israeli subsidiaries and associated are governed by the tax laws of the state of Israel which had a general tax rate of 23% in the three months ended March 31, 2021 and 2022. As of March 31, 2022 the operating loss carry forward were $6,361 , which does not have an expiration date.

Mainland China:

The Company’s Chinese subsidiaries in the PRC are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%. As of March 31, 2022 the operating loss carry forward was $9,228, which will expire from 2023 through 2027.

Hong Kong:

Our subsidiaries incorporated in Hong Kong, such as Magpie Securities Limited, BI Intermediate Limited, are subject to Hong Kong profit tax on their profits arising from their business operations carried out in Hong Kong. Hong Kong profits tax for a corporation from the year of assessment 2018/2019 onwards is generally 8.25% on assessable profits up to HK$2,000; and 16.5% on any part of assessable profits over HK$2,000. Under the Hong Kong Inland Revenue Ordinance, profits that we derive from sources outside of Hong Kong are generally not subject to Hong Kong profits tax.

As of March 31, 2022, the tax loss carry forward was $11,464 for Magpie Securities Limited, and the operating loss carry forward was $3,620 for BI Intermediate Limited. Tax losses can be carried forward indefinitely until utilized.

Singapore:

Our subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore. Singapore does not impose a withholding tax on dividends for resident companies. In 2021, we did not incur any income tax as there was no estimated assessable profit that was subject to Singapore income tax.

As of March 31, 2022, the operating loss carry forward was $49.

Subject to qualifying conditions, trade losses can be carried forward indefinitely while unutilized donations can be carried forward for up to 5 years of assessment.

B.     Provision for (Benefit of) Income Taxes

	Three months ended March 31,
	2022	2021
Current
Domestic	$—	$43
Foreign	3	7
Total	$3	50
Deferred
Domestic	$—	$—
Foreign	(1,079)	(406)
Total	$(1,076)	$(356)

C.     Deferred Tax Assets and Liabilities

Deferred tax reflects the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. As of March 31, 2022 and December 31, 2021, deferred tax assets were included in long-term deposit and prepaid expenses, and the Company’s deferred taxes were in respect of the following:

	March 31, 2022	December 31, 2021

Deferred tax assets
Provisions for employee rights and other temporary differences	$23	$260
Provisions for bad debt	685	696
Net operating loss carry forward	13,860	12,034
Valuation allowance	(11,934)	(11,226)
Deferred tax assets, net of valuation allowance	2,634	1,764
Deferred tax liabilities
Recognition of intangible assets arising from business combinations	(3,748)	(3,952)
Deferred tax liabilities, net	$(1,114)	$(2,188)

NOTE 20 — PROVISION FOR INCOME TAXES

A.     Basis of Taxation

United States:

On December 22, 2017, the U.S. Tax Cuts and Jobs Act, or the Act, was enacted, which significantly changed U.S. tax laws. The Act lowered the tax rate of the Company. The statutory federal income tax rate was 21% in 2019 and in the year ended December 31, 2021 and 2020. As of December 31, 2021 the operating loss carry forward were $34,884, among which there was $5,115 expiring from 2025 through 2037, and the remaining $29,768has no expiration date.

Israel:

The Company’s Israeli subsidiaries and associated are governed by the tax laws of the state of Israel which had a general tax rate of 23% in the year ended December 31, 2021 and 2020. As of December 31, 2021 the operating loss carry forward were $5,874, which does not have an expiration date.

Mainland China:

The Company’s Chinese subsidiaries in the PRC are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%. As of December 31, 2021 the operating loss carry forward was $6,174, which will expire from 2025 through 2026.

Hong Kong:

Our subsidiaries incorporated in Hong Kong, such as Magpie Securities Limited, BI Intermediate Limited, are subject to Hong Kong profit tax on their profits arising from their business operations carried out in Hong Kong. Hong Kong profits tax for a corporation from the year of assessment 2018/2019 onwards is generally 8.25% on assessable profits up to HK$2,000; and 16.5% on any part of assessable profits over HK$2,000. Under the Hong Kong Inland Revenue Ordinance, profits that we derive from sources outside of Hong Kong are generally not subject to Hong Kong profits tax.

As of December 31, 2021, the tax loss carry forward was $8,198 for Magpie Securities Limited, and the operating loss carry forward was $2,934 for BI Intermediate Limited. Tax losses can be carried forward indefinitely until utilized.

Singapore:

Our subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore. Singapore does not impose a withholding tax on dividends for resident companies. In 2021, we did not incur any income tax as there was no estimated assessable profit that was subject to Singapore income tax.

As of December 31, 2021, the operating loss carry forward was $8.884 subject to qualifying conditions, trade losses can be carried forward indefinitely while unutilized donations can be carried forward for up to 5 Years of Assessment.

B.     Provision for Taxes

(USD in thousands)	Year ended December 31,
	2021		2020
Current
Domestic		$81		$5
Foreign		484		83
Total		$565		88
Deferred
Domestic	$		$
Foreign		(2,356)		(414)
Total		$(1,791)		$(326)

C.     Deferred Tax Assets and Liabilities

Deferred tax reflects the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. For the year ended December 31, 2021 and December 31, 2020, deferred tax assets were included in long-term deposit and prepaid expenses, and the Company’s deferred taxes were in respect of the following:

(USD in thousands)	December 31, 2021	December 31, 2020
Deferred tax assets
Provisions for employee rights and other temporary differences	$260	$129
Provisions for bad debt	696
Net operating loss carry forward	12,034	9,564
Valuation allowance	(11,226)	(9,564)
Deferred tax assets, net of valuation allowance	1,764	129
Deferred tax liabilities
Recognition of intangible assets arising from business combinations	(3,952)	(4,256)
Deferred tax assets (liabilities), net	$(2,188)	$(4,127)

D.     The reconciliation of income tax at the U.S. statutory rate to the Company’s effective tax rate as follows:

	2021	2020
U.S. federal statutory rate	21%	21%
Change in valuation allowance	(16)%	(20)%
Effective tax rate	5%	1%

TINGO, INC. [Member]
Provision for Income Taxes [Line Items]
PROVISION FOR INCOME TAXES

(12)  Taxation and Deferred Tax

The provision for income tax consists of the following components for the three months ended March 31, 2022 and 2021:

	March 31, 2022	March 31, 2021
Income tax	$36,551,539	$12,182,861
Deferred tax	2,147,290	—
Education tax	—	835,570
Current Tax	$38,698,829	$13,018,431

The significant components of the tax liabilities as of March 31, 2022 and December 2021 are summarized below:

Current Tax Liabilities	March 31, 2022	December 31, 2021
Beginning of period	$100,606,352	$110,544,689
Charge for the period	38,698,829	104,802,090
	139,305,181	215,346,779
Paid during the period	—	(105,889,143)
Forex translation difference	(848,668)	(8,851,284)
Total Current Tax Liabilites	$138,456,513	$100,606,352

The significant components of the deferred tax liabilities as of March 31, 2022 and December 31, 2021 are summarized below:

Deferred Tax	March 31, 2022	December 31, 2021
Beginning of period	$2,171,039	$2,360,004
Change for the period	2,147,290	—
Forex translation difference	8,385	(188,965)
Total Deferred Tax Liabilities	$4,326,714	$2,171,039

(12)  Taxation and Deferred Tax

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A reconciliation of the differences between the effective and statutory income tax rates for the periods ended September 30, 2021 and 2020 is as follows:

The provision for income tax consists of the following components for the nine months ended September 30, 2021 and 2020:

	September 30, 2021	September 30, 2020
Income tax	$51,138,811	$60,685,148
Education Tax	3,409,254	4,045,677
Current Tax	$54,548,065	$64,730,825

The significant components of the tax liabilities as of September 30, 2021 and 2020 are summarized below:

Current Tax Liabilities	September 30, 2021	September 30, 2020
Beginning of period	$71,138,433	$35,992,292
Charge for the period	54,548,065	64,730,825
	125,686,498	100,723,117
Paid during the period	—	(34,147,817)
Forex translation difference	(5,218,785)	(8,070,233)
Total Current Tax Liabilites	$120,467,713	$58,505,067

The significant components of the deferred tax liabilities as of September 30, 2021 and 2020 are summarized below:

Deferred Tax	September 30, 2021	September 30, 2020
Beginning of period	$1,368,923	$1,444,469
Change for the period	—	—
Forex translation difference	(100,425)	(74,024)
Total Deferred Tax Liabilities	$1,268,498	$1,370,445

(12)  Taxation and Deferred Tax

The provision for income tax consists of the following components at December 31, 2021 and 2020:

	December 31,
	2021	2020
Income tax	$104,802,090	$68,739,650
Current Tax	$104,802,090	$68,739,650

The significant components of our tax liabilities as of December 31, 2021 and 2020, are summarized below:

	December 31,
	2021	2020
Current Tax Liabilities
Beginning of period	$67,601,594	$35,992,292
Charge for the period	104,802,090	68,739,650
	172,403,684	104,731,942
Paid during the period	(62,946,048)	(34,182,976)
Forex translation difference	(8,851,284)	(2,947,372)
Total Current Tax Liabilites	$100,606,352	$67,601,594

The significant components of our deferred tax liabilities as of December 31, 2021, 2020, and 2019 are summarized below:

	December 31,
	2021	2020
Deferred Tax
Beginning of period	$2,360,004	$1,444,469
Change for the period	—	993,204
Forex translation difference	(188,965)	(77,669)
Total Deferred Tax Liabilities	$2,171,039	$2,360,004